Property, plant and equipment - Schedule Of Plant Property Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 1,002,258
Impairment of long -lived assets	(2,112)
Ending Balance	1,223,982		$ 1,002,258
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,180
Ending Balance	2,415		2,180
Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	14,365
Ending Balance	12,236		14,365
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	319,703
Ending Balance	392,668		319,703
Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	557,603
Ending Balance	697,622		557,603
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	79,556
Ending Balance	91,245		79,556
Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	28,851
Ending Balance	27,796		28,851
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,362,433		1,137,601
Additions	354,219	[1]	225,888	[2]
Eliminated on disposals	(1,769)	[3]	(662)	[4]
Impairment of long -lived assets	69,693	[5]	(394)	[6]
Assets disposals	(18,766)
Ending Balance	1,765,810		1,362,433
Cost [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,456		2,445
Additions	253	[1]	11	[2]
Ending Balance	2,709		2,456
Cost [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	21,831		20,411
Additions	106	[1]	133	[2]
Transfers	2,111		1,410
Eliminated on disposals	(665)	[3]	(123)	[4]
Assets disposals	(313)
Ending Balance	23,070		21,831
Cost [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	353,076		353,076
Additions	30,076		0	[2]
Transfers			0
Eliminated on disposals	(997)
Incorporation for the acquisition of AFBN assets	69,693
Assets disposals	(5,557)
Ending Balance	446,291		353,076
Cost [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	876,663		658,690
Additions	7,343	[1]	2,197	[2]
Transfers	296,624		216,536
Eliminated on disposals	0	[3]	(366)	[4]
Impairment of long -lived assets	0	[5]	(394)	[6]
Assets disposals	(5,931)
Ending Balance	1,174,699		876,663
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	79,556		75,525
Additions	287,815	[1]	186,230	[2]
Transfers	(269,161)		(182,199)
Assets disposals	(6,965)
Ending Balance	91,245		79,556
Cost [member] | Materials [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	28,851		27,454
Additions	28,626	[1]	37,317	[2]
Transfers	(29,574)		(35,747)
Eliminated on disposals	(107)	[3]	(173)	[4]
Ending Balance	27,796		28,851
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(360,175)		(220,535)
Eliminated on disposals	640		103
Depreciation and depletion charge	(184,149)		(139,743)
Assets disposals	1,856
Ending Balance	(541,828)		(360,175)
Accumulated depreciation and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(276)		(89)
Depreciation and depletion charge	(18)		(187)
Ending Balance	(294)		(276)
Accumulated depreciation and impairment [member] | Vehicles, machinery,installations computer equipment and furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(7,466)		(3,838)
Eliminated on disposals	525		103
Depreciation and depletion charge	(3,915)		(3,731)
Assets disposals	22
Ending Balance	(10,834)		(7,466)
Accumulated depreciation and impairment [member] | Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(33,373)		(19,489)
Eliminated on disposals	115
Depreciation and depletion charge	(20,579)		(13,884)
Assets disposals	214
Ending Balance	(53,623)		(33,373)
Accumulated depreciation and impairment [member] | Wells and production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(319,060)		(197,119)
Eliminated on disposals			0
Depreciation and depletion charge	(159,637)		(121,941)
Assets disposals	1,620
Ending Balance	$ (477,077)		$ (319,060)

[1]	Additions includes 2,018 related to Business Combination mentioned in Note 32.
[2]	Additions includes 4,141 related to the reestimations of assets retirement obligation.
[3]	Disposals of wells and production facilities related to the reestimation of assets retirement obligation.
[4]	Disposals of wells and production facilities related to the reestimation of assets retirement obligation.
[5]	See Note 3.2.2 for the details on impairment testing of oil and gas properties.
[6]	Including drilling agreements capitalized as “works in progress” for 771.